Subsequent Events (Details Narrative)			1 Months Ended			3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	May 05, 2017 USD ($) Officers shares	Jun. 10, 2016 USD ($) $ / shares shares	May 31, 2017 USD ($) Officers $ / shares shares	Apr. 30, 2017 USD ($) Officers $ / shares shares	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 30, 2017 USD ($) $ / shares shares	May 31, 2017 USD ($) Officers $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares
Subsequent Event [Line Items]
Total gross proceeds from securities										$ 3,813,598
Payment of accquisition of promotional rights										350,000
Fair value of warrants										$ 320,423
Description of net revenues										The agreement provides for a revenue share of 50% of net revenues.
Net income						$ (4,540,910)	$ (314,390)			$ (9,143,122)	$ (2,960,686)	$ (3,746,944)	$ (5,609,675)
March 31, 2018 [Member]
Subsequent Event [Line Items]
Payments to guaranteed agreement										200,000
March 31, 2019 [Member]
Subsequent Event [Line Items]
Payments to guaranteed agreement										$ 150,000
Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Convertible shares converted												$ 200,000
Value for convertible shares converted | shares												102,750
Trinad Capital [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Advance from related party												$ 95,100
Warrant [Member]
Subsequent Event [Line Items]
Number of shares issued | shares												581,250	2,950,000
Number of shares issued, value												$ 5,813	$ 29,500
Warrant exercise price (in dollars per share) | $ / shares												$ 0.01	$ 0.01
Warrant [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Number of shares issued | shares												200,000
Number of warrants purchase | shares												200,000
Warrant exercise price (in dollars per share) | $ / shares												$ 0.01
Accredited Investors [Member]
Subsequent Event [Line Items]
Total gross proceeds from securities		$ 1,250,000										$ 1,250,000
Number of shares issued | shares		250,000
Purchase price per share (in dollars per share) | $ / shares		$ 5.00
Accredited Investors [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrant term		3 years
Number of warrants purchase | shares		250,000
Warrant exercise price (in dollars per share) | $ / shares		$ 0.01
Subsequent Event [Member] | Third officer [Member]
Subsequent Event [Line Items]
Common stock granted shares | shares			400,000	400,000
Subsequent Event [Member] | Employment Agreements [Member] | First tranche [Member]
Subsequent Event [Line Items]
Shares vested | shares			200,000	200,000
Description Of Shares Vesting			Remaining number of shares vesting monthly thereafter, with 100% vesting over the 24-month term of the employment agreement.	Remaining number of shares vesting monthly thereafter, with 100% vesting over the 24-month term of the employment agreement.
Subsequent Event [Member] | Employment Agreements [Member] | officer [Member]
Subsequent Event [Line Items]
Officers annual salary			$ 120,000,000	$ 120,000
Officers annual salary term			2 years	2 years
Number of officers | Officers			3	3
Common stock granted value			$ 501,000	$ 501,000
Common stock granted shares | shares			300,000	300,000
Subsequent Event [Member] | Employment Agreements [Member] | Second officer [Member]
Subsequent Event [Line Items]
Number of shares issued, value			$ 66,800	$ 668,000
Officers annual salary term			2 years	2 years
Number of officers | Officers			3	3
Common stock granted value			$ 501,000,000	$ 501,000,000
Common stock granted shares | shares			300,000	300,000
Bonus received			$ 100,000	$ 100,000				$ 100,000	$ 100,000
Bonus received shares | shares			2,000,000	2,000,000
Net income			$ 4,000,000	$ 4,000,000
Subsequent Event [Member] | Employment Agreements [Member] | Third officer [Member]
Subsequent Event [Line Items]
Officers annual salary				$ 180,000					$ 180,000
Officers annual salary term				2 years					2 years
Number of officers | Officers				3					3
Common stock granted value				$ 501,000					$ 501,000
Common stock granted shares | shares				300,000					300,000
Subsequent Event [Member] | Management Agreement [Member]
Subsequent Event [Line Items]
Related party due services payable				$ 1,000,000	$ 1,000,000			$ 1,000,000
Debt term				3 years	3 years
Subsequent Event [Member] | 6% unsecured convertible note payables [Member]
Subsequent Event [Line Items]
Purchase price per share (in dollars per share) | $ / shares			$ 0.01						$ 0.01
Total cash principal			$ 2,180,000,000						$ 2,180,000,000
Description of notes due									These notes are due between January 2018 and September 2018.
Percentage of equity financing									75.00%
Subsequent Event [Member] | Trinad Capital [Member] | First Senior Notes [Member]
Subsequent Event [Line Items]
Total cash principal			3,581,077						$ 3,581,077
Subsequent Event [Member] | Trinad Capital [Member] | Second Senior Notes [Member]
Subsequent Event [Line Items]
Total cash principal			3,581,077						3,581,077
Subsequent Event [Member] | Subsidiary [Member] | Employment Agreements [Member]
Subsequent Event [Line Items]
Net income			$ 3,000,000	$ 3,000,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Total gross proceeds from securities									$ 31,805
Number of warrants purchase | shares			3,305,538						3,305,538
Subsequent Event [Member] | Warrant [Member] | 6% unsecured convertible note payables [Member]
Subsequent Event [Line Items]
Fair value of warrants									$ 2,613,379
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Number of warrants purchase | shares			2,880,539						2,880,539
Subsequent Event [Member] | Consultants [Member]
Subsequent Event [Line Items]
Number of shares issued | shares								1,095,115
Number of shares issued, value								$ 1,828,842
Sale of share price | $ / shares				$ 1.67				$ 1.67
Subsequent Event [Member] | Institutional Investor [Member]
Subsequent Event [Line Items]
Total gross proceeds from securities									$ 5,000,000
Subsequent Event [Member] | Wantickets [Member]
Subsequent Event [Line Items]
Total consideration of common stock | shares	2,000,000
Subsequent Event [Member] | Wantickets [Member] | officer [Member]
Subsequent Event [Line Items]
Officers annual salary	$ 220,000
Officers annual salary term	2 years
Number of officers | Officers	2
Subsequent Event [Member] | Wantickets [Member] | Other officer [Member]
Subsequent Event [Line Items]
Officers annual salary	$ 160,000
Common stock granted shares | shares	15,000